SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SABRE CORPORATION

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

DECEMBER 31, 2013, 2012 AND 2011

(In Millions)

	Balance at Beginning of Period	Charged to Expense or Other Accounts	Write-offs and Other Adjustments	Balance at End of Period
Allowance for Doubtful Accounts
Year ended December 31, 2013	$31.4	$7.1	$(12.6)	$25.9
Year ended December 31, 2012	$36.5	$4.8	$(9.9)	$31.4
Year ended December 31, 2011	$37.1	$8.7	$(9.3)	$36.5

Valuation Allowance for Deferred Tax Assets
Year ended December 31, 2013	$282.1	$(32.6)	$3.6	$253.1
Year ended December 31, 2012	$227.4	$65.1	$(10.4)	$282.1
Year ended December 31, 2011	$236.4	$(6.5)	$(2.5)	$227.4

Reserve for Value-Added Tax Receivables
Year ended December 31, 2013	$36.7	$(32.6)	$(0.2)	$3.9
Year ended December 31, 2012	$40.4	$(3.3)	$(0.4)	$36.7
Year ended December 31, 2011	$43.2	$(1.3)	$(1.5)	$40.4